Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Property and Equipment Useful Lives	The Company depreciates its property and equipment for financial statement purposes using the straight-line method based on the estimated useful lives of the assets, which are as follows:

Property and Equipment Category	Estimated Useful Life
Rooftop solar panel systems	Thirty years
Properties held for use	Twenty-seven and a half years
Leasehold improvements	Lesser of estimated useful life or remaining lease term
Computers and equipment	Five years
Office equipment and furniture	Seven years
Software systems	Four to five years